Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2015
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001177017
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2016
Prospectus Date	rr_ProspectusDate	Sep. 29, 2015